SEGMENT INFORMATION - Financial Information by Geographic Regions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	$ 6,135	$ 5,352	$ 4,853
Non-current assets	80,435	73,929
United States
Disclosure of geographical areas [line items]
Revenue	4,127	3,589	3,241
Non-current assets	52,009	48,112
Canada
Disclosure of geographical areas [line items]
Revenue	462	413	426
Non-current assets	4,892	4,622
Australia
Disclosure of geographical areas [line items]
Revenue	227	231	315
Non-current assets	3,986	3,380
Europe
Disclosure of geographical areas [line items]
Revenue	829	801	616
Non-current assets	11,556	11,462
Brazil
Disclosure of geographical areas [line items]
Revenue	134	165	122
Non-current assets	2,037	2,346
China
Disclosure of geographical areas [line items]
Revenue	1	2	21
Non-current assets	522	446
India
Disclosure of geographical areas [line items]
Revenue	161	130	112
Non-current assets	2,362	1,256
South Korea
Disclosure of geographical areas [line items]
Revenue	194	21	0
Non-current assets	2,948	2,184
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	0	0	$ 0
Non-current assets	$ 123	$ 121